DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Distribution Of Profits [Line Items]
Statutory reserve	$ 16,714,871	$ 12,754,349
PRC Subsidiaries [Member]
Distribution Of Profits [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital	50.00%	50.00%
Statutory reserve	16,714,871	12,754,349
Restricted net assets of PRC subsidiaries	$ 58,500,000	$ 54,600,000